EXHIBIT 99.1

NISSAN MASTER OWNER TRUST

RECEIVABLES — 2016-A SERIES

Period	Collection	Accrual	Distribution
From	01-Nov-18	15-Nov-18	17-Dec-18
To	30-Nov-18	17-Dec-18
Days	32

Description of Collateral

On the Distribution Date, the Series 2016-A balances were:

Notes		$1,600,000,000.00
	A1	850,000,000.00
	A2	750,000,000.00
Principal Amount of Debt		1,600,000,000.00
Required Overcollateralization		$375,360,000.00
Required Overcollateralization Increase - MPR < 35%		$0.00
Required Overcollateralization Increase - MPR < 30%		$0.00
Incremental Overcollateralization Amount		$9,524,814.65
Series Nominal Liquidation Amount		1,984,884,814.65

Required Participation Amount		$1,984,884,814.65
Excess Receivables		$309,506,163.62

Total Collateral		2,294,390,978.27
Collateral as Percent of Notes		143.40%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$6,038,996,629.40
Total Principal Collections	($2,087,372,940.74)
Investment in New Receivables	$2,238,468,771.66
Receivables Added for Additional Accounts	$0.00
Repurchases	($27,250,811.81)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($714,623,753.91)
Less Servicing Adjustment	($4,206,636.48)

Ending Balance	$5,444,011,258.12

SAP for Next Period	40.47%

Average Receivable Balance	$5,628,089,477.46
Monthly Payment Rate	37.09%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$21,336,279.04
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$21,336,279.04

Series Allocation Percentage at Month-End	40.47%
Floating Allocation Percentage at Month-End	90.47%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
6/17/2019	12/1/2018	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
A1 Days	32
A1 LIBOR	2.306500%
A1 Applicable Margin	0.640000%

	2.946500%
A2 Days	30
A2 Fixed Rate	1.54%

	Actual	Per $1000
Interest A1	2,226,244.44	2.62
Principal A1	—	—

		2.62

	Actual	Per $1000
Interest A2	962,500.00	1.28
Principal A2	—	—

		1.28
Total Due Investors	3,188,744.44
Servicing Fee	1,646,133.33

Excess Cash Flow	2,977,890.64

Reserve Account
Required Balance	$8,000,000.00
Current Balance	$8,000,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	1.74%
Pass / Fail	PASS